Financial Risk Management Objectives and Policies - Disclosure of summary illustrates the fluctuations in the exchange rates applied (Detail) - Currency risk [member]	3 Months Ended
Mar. 31, 2026
CAD
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.7098
Closing rate	0.7174
BRL
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.1902
Closing rate	0.1916